PROMISSORY NOTES PAYABLE	9 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
PROMISSORY NOTES PAYABLE

NOTE 6 – PROMISSORY NOTES PAYABLE

As of September 30, 2023 and December 31, 2022, the balance of notes payable was $308,057 and $262,171, respectively. The balance as of September 30, 2023 is comprised of two unsecured 8% notes payable amounting to $250,000 and $58,507 extended to the Company by a significant shareholder of the Company that matures on July 13, 2024 and April 3, 2023, respectively.